Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lazard US Systematic Small Cap Equity ETF | Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	12.92%	19.80%	(16.33%)